Other Financial And Non Financial Assets - Summary Of Information About Other Financial And Non Financial Assets Explanatory (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other financial assets:
Security deposits	₽ 2,101	₽ 746
Loans	286	0
Other financial assets	2,387	746
Out of which:
Non-current	2,312	746
Current	75	0
Other non-financial assets:
Prepaid expenses	3,258	1,252
Prepaid employee benefits	730	89
Tax prepayment	42	14
Claims	118	74
Other non-financial assets	4,148	1,429
Out of which:
Non-current	41	0
Current	₽ 4,107	₽ 1,429